Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss	$ (19,940)	$ (10,287)
Adjustment for non-cash items:
Stock-based compensation	5,178	7,518
Provision for environmental rehabilitation	7,439
Gain on disposition of mineral interests		(2,183)
Other income - flow-though shares	(6,312)	(5,374)
Income tax expense	4,967	2,164
Impairment of investment in associate	1,336
Equity loss of associate	160	107
Gain on investments		(719)
Impairment of investments		680
Finance and expense	166	32
Adjustment for cash items:
Environmental rehabilitation disbursements	(2,022)
Changes in working capital items:
Amounts receivable and prepaid expenses	(997)	15
Accounts payable and accrued liabilities	947	(2,094)
Net cash used in operating activities before income taxes paid	(9,078)	(10,141)
Income taxes paid	(328)
Net cash used in operating activities	(9,406)	(10,141)
Investing Activities
Mineral interests	(37,068)	(21,916)
Acquisition of Snowstorm Exploration LLC		(979)
Investment of short-term deposits	(28,000)	(28,000)
Redemption of short-term deposits	22,988	22,064
Investment in associate	(530)	(1,638)
Redemption (investment) of reclamation deposits	(38)	892
Cash proceeds from sale of investments		1,426
Net cash used in investing activities	(42,648)	(28,151)
Financing Activities
Share issuance	41,596	38,414
Exercise of options	9,336	2,281
Net cash from financing activities	50,932	40,695
Net (decrease) increase in cash and cash equivalents during the year	(1,122)	2,403
Cash and cash equivalents, beginning of the year	4,049	1,646
Cash and cash equivalents, end of the year	$ 2,928	$ 4,049